SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful lives of items of property and equipment

	Depreciation	Useful
Category	Method	Life
Buildings	Straight line	20 years
Machinery	Straight line	5 years
Furniture and fixtures	Straight line	5 years
Motor vehicles	Straight line	5 years
Office equipment	Straight line	5 years
IT equipment	Straight line	3 – 5 years
Computer software	Straight line	2 – 8 years
Spa equipment, curtains, crockery, glassware and linen	Straight line	5 years